Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Numerator:
Net income (loss) attributable to Class A common stock subject to possible redemption	$ 7,236	$ (2,176,896)	$ 22,479	$ (1,885,916)	$ (2,018,670)
Denominator: Weighted Average Class A
Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption (in Shares)	25,875,000	25,875,000	25,875,000	16,296,961	21,125,342
Basic and Diluted net income (loss) per share, Redeemable Ordinary Shares (in Shares)	0	(0.08)	0	(0.12)	(0.1)
Non-Redeemable Ordinary Shares [Member]
Numerator:
Net income (loss) attributable to Class A common stock subject to possible redemption	$ 9,101	$ (2,744,112)	$ 28,273	$ (2,569,770)	$ (2,619,935)
Less: Net income (loss) attributable to Class A common stock not subject to possible redemption	(7,236)	2,176,896	(22,479)	1,885,916	2,018,670
Net income (loss) attributable to Class A common stock not subject to possible redemption	$ 1,865	$ (567,216)	$ 5,794	$ (683,854)	$ (601,265)
Denominator: Weighted Average Non-redeemable
Basic and diluted weighted average shares outstanding, ordinary shares (in Shares)	6,668,750	6,742,033	6,668,750	5,909,461	6,292,226
Basic and diluted net income (loss) per share, ordinary shares (in Dollars per share)	$ 0	$ (0.08)	$ 0	$ (0.12)	$ (0.1)